Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year Ended December 31,
	2025	2024
Domestic	$(27,002)	$(20,570)
Foreign	35	(500)
(Loss) Income before (benefit) provision for income taxes	$(26,967)	$(21,070)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended December 31,
	2025	2024
Current:
Federal	$-	$-
State	35	(15)
Foreign	-	-
Total Current	35	(15)

Deferred:
Federal	-	-
State	-	-
Total Deferred	-	-

Total provision/(benefit)	$35	$(15)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2025		2024
U.S. Federal statutory income tax (benefit)	$(5,663)	21.0%	$(4,421)	21.0%
State and local income taxes, net of federal benefit[1]	(491)	1.8%	(387)	1.8%
Foreign Tax Effects:
Foreign Rate Differential	1	0.0%	(9)	0.0%
Foreign Non-Deductible Items	(40)	0.1%	-	0.0%
Foreign NOL deferred adjustment	245	-0.9%	-	0.0%
Change in valuation allowance	3,947	-14.6%	2,835	-13.5%
Nontaxable / nondeductible items (permanent items)
Incentive Stock based compensation	32	-0.1%	161	-0.8%
Changes in fair values - derivative & warrant liabilities	1,265	-4.7%	901	-4.3%
Non-deductible Convertible Note interest and debt discount amortization	938	-3.5%	644	-3.1%
Non-deductible issuance costs	126	-0.5%	306	-1.5%
Other	2	0.0%	41	-0.2%
Tax Credits	(130)	0.5%	(178)	0.8%
Effects of deferred tax adjustments, net of federal benefits	(186)	0.7%	81	-0.4%
Effects of change in state tax rate, net of federal benefits	46	-0.2%	94	-0.4%
Other	(57)	0.2%	(83)	0.4%
			-
Income Tax Provision/(Benefit) and Effective Income Tax Rate	$35	-0.1%	$(15)	0.1%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Year Ended December 31,
	2025	2024
Deferred Tax Assets:
Net operating loss carry-forwards	$10,217	$7,440
Tax Credits Carryforwards	673	$543
Capitalized research	1,696	1,319
Stock based Compensation	403	55
Accruals and reserves	297	502
Inventory allowance	710	687
Debt Issuance Costs	493	-
Right-of-use Lease liability	132	242
Other	3	3
Gross deferred income tax assets	14,624	10,791
Less: Valuation allowance	(14,429)	(10,483)
Net Deferred Income Tax Assets, net of valuation allowance	195	308
Deferred Tax Liabilities:
Right-of-use asset	(129)	(223)
Depreciation and amortization	(66)	(85)
Total Deferred Tax Liability	(195)	(308)
Net Deferred Income Tax Assets, net of valuation allowance	$-	$-

Schedule of Income Taxes Paid [Table Text Block]
	Year Ended December 31,
	2025	2024
United States - Federal	$-	$-
United States - California	3	-
United States - New Jersey	-	-
United States - Texas	-	-
United States - other states	1	-
Germany	-	-
Australia	-	-
Total Cash paid for income taxes, net of refunds	$4	$-